Prospectus September 1, 1999

Chase Vista Funds
offered through
Warner Asset Management, Inc.

PREMIER SHARES

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

CASH MANAGEMENT
FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

Neither the Securities
and Exchange Commission
nor any state securities
commission has approved
or disapproved of
securities of any of the
Funds or determined
if this prospectus is
accurate or complete.
It is a crime to indicate
otherwise.

[CHASE VISTA LOGO]

CHASE VISTA FUNDS(SM)

                                  PL8-1-999

 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                            1
 TREASURY PLUS MONEY MARKET FUND              5
 FEDERAL MONEY MARKET FUND                    9
 U.S. GOVERNMENT MONEY MARKET FUND           13
 CASH MANAGEMENT FUND                        17
 PRIME MONEY MARKET FUND                     22
 TAX FREE MONEY MARKET FUND                  27
 THE FUNDS' INVESTMENT ADVISER               32

 HOW YOUR ACCOUNT WORKS                      33
 BUYING FUND SHARES                          33
 SELLING FUND SHARES                         35
 DISTRIBUTION ARRANGEMENTS                   36
 OTHER INFORMATION CONCERNING THE FUNDS      36
 DISTRIBUTIONS AND TAXES                     37

 SHAREHOLDER SERVICES                        38

 WHAT THE TERMS MEAN                         39

 FINANCIAL HIGHLIGHTS                        40

 HOW TO REACH US                     Back cover

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

[SIDEBAR]
The Fund's
objective

The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
providing maximum
safety of principal.
[END SIDEBAR]

The Fund's main
investment strategy

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities or market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[CHASE VISTA LOGO]

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]

[SIDEBAR]
An investment in the Fund isn't
a bank deposit and it isn't
insured or guaranteed by the
Federal Deposit Insurance Cor-
poration or any other govern-
ment agency. Although the
100% U.S. Treasury Securities
Money Market Fund seeks to
preserve the value of your
investment at $1.00 per share,
it is possible to lose money by
investing in the Fund.

Securities in the Fund's portfo-
lio may not earn as high a cur-
rent income as longer term or
lower-quality securities.
[END SIDEBAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[CHASE VISTA LOGO]

YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1992     3.35%
1993     2.60%
1994     3.50%
1995     5.17%
1996     4.75%
1997     4.95%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 3.70%.


------------------------------------
  BEST QUARTER               1.32%
------------------------------------
                 2nd quarter, 1995

------------------------------------
  WORST QUARTER              0.63%
------------------------------------
                 2nd quarter, 1995

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997



                                               SINCE
                                               INCEPTION
                  PAST 1 YEAR   PAST 5 YEARS   11/30/91
------------------------------------------------------------
 PREMIER SHARES   4.95%         4.19%          4.05%
------------------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
-------------------------------------------------------------------------
 PREMIER SHARES   0.10%         0.00%         0.44%      0.54%
-------------------------------------------------------------------------

The actual other expenses are currently expected to be 0.40% and the total annual Fund operating expenses are expected not to exceed 0.50%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
------------------------------------------------------
 COSTS:            $55     $173     $302     $677
------------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.[CHASE VISTA LOGO]

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

[SIDEBAR]
The Fund's
objective
The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
preserving capital.
[END SIDEBAR]

The Fund's main
investment strategy

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agree-ments collateralized by these invest- ments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[CHASE VISTA LOGO]


The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]

[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the
Treasury Plus Money Market Fund
seeks to preserve the value of your
investment at $1.00 per share, it is
possible to lose money by investing
in the Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1995     5.43%
1996     4.90%
1997     5.09%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 3.84%.


------------------------------------
  BEST QUARTER               1.36%
------------------------------------
                 2nd quarter, 1995

------------------------------------
  WORST QUARTER              0.69%
------------------------------------
                 2nd quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997

                                SINCE
                                INCEPTION
                  PAST 1 YEAR   4/22/94
------------------------------------------
 PREMIER SHARES   5.09%         4.95%
------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES     0.10%          0.00             0.39%        0.49%
--------------------------------------------------------------------------------

The actual other expenses are currently expected to be 0.35% and the total annual Fund operating expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
-----------------------------------------------------
 COSTS:            $50     $157     $274     $616
-----------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

CHASE VISTA FEDERAL MONEY MARKET FUND

[SIDEBAR]
The Fund's
objective

The Fund aims to
provide current income
while still preserving
capital and
maintaining liquidity.
[END SIDEBAR]


The Fund's main
investment strategy

The Fund invests primarily in:

  o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

  o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval[CHASE VISTA LOGO]


The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.




The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]

[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the
Federal Money Market Fund seeks
to preserve the value of your
investment at $1.00 per share, it is
possible to lose money by investing
in the Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1995     5.46%
1996     5.02%
1997     5.19%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 3.86%.


----------------------------------------
  BEST QUARTER               1.35%
----------------------------------------
                 1st quarter, 1995

----------------------------------------
  WORST QUARTER              1.10%
----------------------------------------
                 3rd quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997



                                    SINCE
                                    INCEPTION
                    PAST 1 YEAR     4/20/94
------------------------------------------------
 PREMIER SHARES     5.19%           5.08%
------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES     0.10%          0.00%            0.40%        0.50%
--------------------------------------------------------------------------------

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
----------------------------------------------------
 COSTS:            $51     $160     $280     $628
----------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

[SIDEBAR]
The Fund's
objective

The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
preserving capital.
[END SIDEBAR]


The Fund's main
investment strategy

The Fund invests substantially all its assets in:

  o debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

  o repurchase agreements using these securities as collateral.


The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating or ratings. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[CHASE VISTA LOGO]


The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]


[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the
U.S. Government Money Market
Fund seeks to preserve the value of
your investment at $1.00 per share,
it is possible to lose money by
investing in the Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1989     8.72%
1990     7.70%
1991     5.81%
1992     3.40%
1993     2.71%
1994     3.83%
1995     5.54%
1996     5.02%
1997     5.13%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 3.92%.


---------------------------------------
  BEST QUARTER               2.21%
---------------------------------------
                 2nd quarter, 1989

---------------------------------------
  WORST QUARTER              0.66%
---------------------------------------
                 2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS
For the period ending December 31, 1997

                                                     SINCE
                                                     INCEPTION
                    PAST 1 YEAR     PAST 5 YEARS     2/29/88
---------------------------------------------------------------
 PREMIER SHARES     5.13%           4.44%            5.45%
---------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES     0.10%          0.10%            0.39%        0.59%
--------------------------------------------------------------------------------

The actual 12b-1 fee is currently expected to be 0.06%, other expenses are expected to be 0.29% and the total annual Fund operating expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
----------------------------------------------------
 COSTS:            $60     $189     $329     $738
----------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

CHASE VISTA CASH MANAGEMENT FUND

[SIDE BAR]
The Fund's
objective

The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
preserving capital.
[END SIDEBAR]


The Fund's main
investment strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

  o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

  o debt securities issued or guaranteed by qualified banks. These are:

    o U.S. banks with more than $1 billion in total assets and foreign branches of these banks

    o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

    o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

  o securities issued or guaranteed by the U.S. Government, its agencies or authorities

  o asset-backed securities

  o repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA CASH MANAGEMENT FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[CHASE VISTA LOGO]

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash.


This would hurt the Fund's performance.


The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]


[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the
Cash Management Money Market
Fund seeks to preserve the value of
your investment at $1.00 per share,
it is possible to lose money by
investing in the Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

CHASE VISTA CASH MANAGEMENT FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

On May 3, 1996, the Hanover Cash Management Fund merged into the Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1992     3.40%
1993     2.72%
1994     3.84%
1995     5.50%
1996     4.99%
1997     5.26%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 3.98%.


---------------------------------------
  BEST QUARTER               1.39%
---------------------------------------
                 2nd quarter, 1995

---------------------------------------
  WORST QUARTER              0.66%
---------------------------------------
                 2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997

                                               SINCE
                                               INCEPTION
                  PAST 1 YEAR   PAST 5 YEARS   11/30/91
----------------------------------------------------------
 PREMIER SHARES   5.26%         4.46%          4.28%
----------------------------------------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                  TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------
 PREMIER SHARES   0.10%        0.00%          0.41%      0.51%
------------------------------------------------------------------------

The actual other expenses are currently expected to be 0.35% and the total annual Fund operating expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and 0 the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10

 COSTS:            $52     $164     $285     $640
---------------------------------------------------

---------------------------------------------------
This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

CHASE VISTA PRIME MONEY MARKET FUND

[SIDE BAR]
The Fund's
objective

The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
preserving capital.
[END SIDEBAR]

The Fund's main
investment strategy

The Fund invests in high quality, short-- term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

  o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

  o debt securities issued or guaranteed by qualified banks. These are:

    o U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

    o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

    o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

  o securities issued or guaranteed by the U.S. Government, its agencies or authorities

  o asset-backed securities

  o repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval[CHASE VISTA LOGO]

CHASE VISTA PRIME MONEY MARKET FUND

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash.


This would hurt the Fund's performance.


The Year 2000


The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]

[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the
Prime Money Market Fund seeks to
preserve the value of your invest-
ment at $1.00 per share, it is pos-
sible to lose money by investing in
the Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1994     4.10%
1995     5.66%
1996     5.20%
1997     5.37%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 4.03%.


---------------------------------------
  BEST QUARTER               1.41%
---------------------------------------
                 2nd quarter, 1995

---------------------------------------
  WORST QUARTER              0.75%
---------------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997

                                SINCE
                                INCEPTION
                  PAST 1 YEAR   11/15/93
------------------------------------------
 PREMIER SHARES   5.37%         5.02%
------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't pay any sales charges when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                  TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------
 PREMIER SHARES   0.10%        0.00           0.39%      0.49%
------------------------------------------------------------------------

The actual other expenses are currently expected to be 0.35% and the total annual Fund operating expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
----------------------------------------------------
 COSTS:            $ 50    $ 157    $ 274    $ 616
----------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

CHASE VISTA TAX FREE MONEY MARKET FUND


[SIDE BAR]
The Fund's
objective

The Fund aims to
provide the highest
possible level of
current income
which is excluded
from gross income,
while still preserving
capital and
maintaining liquidity.
[END SIDEBAR]


The Fund's main
investment strategy

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and

CHASE VISTA TAX FREE MONEY MARKET FUND

the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.[CHASE VISTA LOGO]


The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

[SIDEBAR]
An investment in the Fund isn't a
bank deposit and it isn't insured
or guaranteed by the Federal
Deposit Insurance Corporation or
any other government agency.
Although the Tax Free Money
Market Fund seeks to preserve
the value of your investment at
$1.00 per share, it is possible to
lose money by investing in the
Fund.

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower-
quality securities.
[END SIDEBAR]

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the municipalities have problems with the banking or financial sector.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.



The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Funds hold or securities markets generally.[CHASE VISTA LOGO]

CHASE VISTA TAX FREE MONEY MARKET FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[CHASE VISTA LOGO]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1988     4.72%
1989     5.82%
1990     5.50%
1991     4.88%
1992     2.83%
1993     2.13%
1994     2.46%
1995     3.42%
1996     3.04%
1997     3.22%

[END PLOT POINTS]

The total return for the Fund from January 1, 1998 to September 30, 1998 was 2.31%.


--------------------------------------
  BEST QUARTER               1.51%
--------------------------------------
                 2nd quarter, 1989

--------------------------------------
  WORST QUARTER              0.48%
--------------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1997

                  PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------
 PREMIER SHARES   3.23%         2.85%          3.74%
------------------------------------------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The following table is based on expenses for the most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------
 PREMIER SHARES   0.10%        0.00%          0.43%      0.53%
-----------------------------------------------------------------------

The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.


YOUR COSTS WOULD BE:

NUMBER OF YEARS:   1       3        5        10
---------------------------------------------------
 COSTS:            $54     $170     $296     $665
---------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return. [CHASE VISTA LOGO]

THE FUNDS' INVESTMENT ADVISER

The Funds' investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

For the fiscal year ended August 31, 1998, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.

Chase Asset Management, Inc. (CAM) is the sub-adviser to every Fund except the Cash Management Fund and the Tax Free Money Market Fund. CAM is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds. CAM provides discretionary investment advisory services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, New York 10036. Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund and the Tax-Free Money Market Fund. Chase Texas and its predecessor have been in the investment counseling business since 1987 and is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Funds.

Chase Texas is located at 600 Travis, Houston, Texas 77002.

HOW YOUR ACCOUNT WORKS

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 6:00 p.m. Eastern time, each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process

HOW YOUR ACCOUNT WORKS

your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is:


----------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND             NOON
----------------------------------
 TAX FREE MONEY
 MARKET FUND             NOON
----------------------------------
 FEDERAL MONEY
 MARKET FUND             2:00 P.M.
----------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND       4:00 P.M.
----------------------------------
 CASH MANAGEMENT
 FUND                    4:00 P.M.
----------------------------------
 PRIME MONEY
 MARKET FUND             4:00 P.M.
----------------------------------
 TREASURY PLUS
 MONEY MARKET FUND       4:00 P.M.
----------------------------------

A later cut-off time may be permitted for investors buying their shares [through Chase or a bank/affiliate of Chase] so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.[CHASE VISTA LOGO]


QUALIFIED INVESTORS
Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.[CHASE VISTA LOGO]


MINIMUM INVESTMENTS
First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 Eastern time on the day you buy.
[CHASE VISTA LOGO]

OPENING YOUR ACCOUNT AND
BUYING SHARES


Through your investment representative
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.[CHASE VISTA LOGO]


Selling Fund shares

You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.[CHASE VISTA LOGO]


SELLING SHARES

Through your investment representative
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Fund. Your representative might charge you for this service.[CHASE VISTA LOGO]

HOW YOUR ACCOUNT WORKS

Distribution arrangements

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. [CHASE VISTA LOGO]


Other information concerning the funds

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative ser-vices for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[CHASE VISTA LOGO]


Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.[CHASE VISTA LOGO]

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES
You can exchange your Premier shares for shares in certain other Chase Vista funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call Warner Asset Management, Inc. at 1-888-742-2111 for details.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.[CHASE VISTA LOGO]

What the terms mean

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.


MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.


REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.


SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.


VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

Chase Vista 100% U.S. Treasury Securities Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                               Year         Year        6/3/96
                                                              ended        ended       through
                                                            8/31/98      8/31/97      8/31/96*
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                     0.049         0.048        0.011
 Less Distributions:
  Dividends from Net Investment Income                      0.049         0.048        0.011
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------

TOTAL RETURN                                                5.00%         4.91%        1.11%
==============================================================================================


RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000 omitted)                   $21,744        $5,643         $227
----------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                     0.51%         0.55%        0.42%#
----------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        4.99%         4.80%        3.45%#
----------------------------------------------------------------------------------------------
Ratio of Expenses without waivers and assumption of
expenses to Average Net Assets                              0.78%         0.80%        0.42%#
----------------------------------------------------------------------------------------------
Ratio of Net Investment Income without waivers
and assumption of expenses to Average Net Assets            4.72%         4.55%        3.45%#
----------------------------------------------------------------------------------------------

*Commencement of offering shares.
#Short periods have been annualized.

Chase Vista Treasury Plus Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                            Year         Year         Year        Year    4/22/94*
                                                           ended        ended        ended       ended     through
                                                         8/31/98      8/31/97      8/31/96     8/31/95     8/31/94
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00        $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                    0.051        0.049        0.050       0.050      0.014
 Less Distributions:
  Dividends from Net Investment Income                     0.051        0.049        0.050       0.050      0.014
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00        $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                               5.18%        4.98%        5.07%       5.17%      1.37%
==================================================================================================================


RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000 omitted)                 $155,498     $131,334     $106,011     $18,572        $36
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    0.46%        0.51%        0.52%       0.50%      0.49%#
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       5.06%        4.88%        4.85%       5.23%      3.85%#
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to Average Net Assets           0.50%        0.53%        0.63%       1.57%      0.89%#
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income without waivers
and assumption of expenses to Average Net Assets           5.02%        4.86%        4.74%       4.16%      3.46%#
------------------------------------------------------------------------------------------------------------------

*Commencement of offering shares.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Federal Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                         Year         Year         Year         Year    4/22/94*
                                                        ended        ended        ended        ended     through
                                                      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $1.00        $1.00        $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------
 Income From Investment Operations:
  Net Investment Income                                 0.051        0.050        0.050        0.053       0.015
 Less Distributions:
  Dividends from Net Investment Income                  0.051        0.050        0.050        0.053       0.015
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $1.00        $1.00        $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                            5.22%        5.12%        5.14%        5.40%       1.47%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net Assets, end of Period (000 omitted)              $313,107     $399,644     $248,757     $148,512     $55,768
-----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                 0.50%        0.50%        0.50%        0.49%       0.35%#
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                      5.07%        5.01%        4.99%        5.32%       4.38%#
-----------------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers and
assumptionof expenses to Average Net Assets             0.51%        0.52%        0.52%        0.59%       0.74%#
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income without waivers
and assumption of expenses to Average Net Assets        5.06%        4.99%        4.97%        5.22%       4.00%#
-----------------------------------------------------------------------------------------------------------------

*Commencement of offering shares.
#Short periods have been annualized.

Chase Vista U.S. Government Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                           Year           Year           Year           Year         11/1/93             Year
                                          ended          ended          ended          ended         through            ended
                                        8/31/98        8/31/97        8/31/96        8/31/95        8/31/94*         10/31/93
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $1.00          $1.00          $1.00          $1.00           $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
 Income from
 Investment Operations:
  Net Investment Income                   0.051          0.050          0.050          0.052           0.027            0.027
 Less Distributions:
  Dividends from
  Net Investment Income                   0.051          0.050          0.050          0.052           0.027            0.027
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00          $1.00          $1.00          $1.00           $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              5.25%          5.08%          5.15%          5.31%           2.70%            2.70%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                        $1,083,605       $836,520       $801,665       $763,609        $545,999       $1,609,704
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        0.48%          0.55%          0.55%          0.55%           0.55%#           0.55%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to
Average Net Assets                        5.12%          4.97%          5.04%          5.22%           3.13%#           2.66%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses without
waivers and assumption of
expenses to Average Net Assets            0.60%          0.60%          0.59%          0.59%           0.61%#           0.67%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment
Income without waivers
and assumption of expenses
to Average Net Assets                     5.00%          4.92%          5.00%          5.18%           3.07%#           2.54%
-----------------------------------------------------------------------------------------------------------------------------

*In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from
 October 31 to August 31.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Cash Management Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout the period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                               Year           Year       5/6/96*
                                                              ended          ended       through
                                                            8/31/98        8/31/97       8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                       0.052          0.051         0.016
 Less Dividends from Net Investment Income                    0.052          0.051         0.016
------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                              $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------

TOTAL RETURN                                                  5.35%          5.18%         1.61%
================================================================================================


RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000 omitted)                    $415,389       $375,485      $433,302
------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                       0.47%          0.50%         0.50%#
------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          5.22%          5.07%         4.93%#
------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers and assumption of
expenses to Average Net Assets                                0.52%          0.51%         0.52%#
------------------------------------------------------------------------------------------------
Ratio of Net Investment Income without waivers and
assumption of expenses to Average Net Assets                  5.17%          5.06%         4.91%#
------------------------------------------------------------------------------------------------

*Commencement of offering shares.
#Short periods have been annualized.

Chase Vista Prime Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                         Year         Year         Year        Year    11/15/93*
                                                        ended        ended        ended       ended      through
                                                      8/31/98      8/31/97      8/31/96     8/31/95      8/31/94
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $1.00        $1.00        $1.00       $1.00        $1.00
----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                 0.053        0.052        0.052       0.053        0.027
  Net Realized Loss on Securities                          --           --           --      (0.003)          --
                                                     --------     --------     --------    --------       ------
  Total Income from Investment Operations               0.053        0.052        0.052       0.050        0.027
  Voluntary Capital Contribution                           --           --           --       0.003           --
 Less Distributions:
  Dividends from Net Investment Income                  0.053        0.052        0.052       0.053        0.027
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $1.00        $1.00        $1.00       $1.00        $1.00
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                            5.44%        5.34%        5.32%       5.44%        2.75%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net Assets, end of Period (000 omitted)              $590,220     $499,308     $418,736     $62,737      $73,253
----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                 0.45%        0.45%        0.45%       0.45%        0.45%#
----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                      5.29%        5.17%        5.18%       5.24%        3.15%#
----------------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers and assumption
of expenses to Average Net Assets                       0.51%        0.53%        0.51%       0.65%        0.56%#
----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income without waivers
and assumption of expenses to Average Net Assets        5.23%        5.09%        5.12%       5.04%       3.04%#
----------------------------------------------------------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Tax Free Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth in the table below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

PER SHARE                                  Year         Year         Year         Year       11/1/93         Year
OPERATING PERFORMANCE                     ended        ended        ended        ended       through        ended
                                        8/31/98      8/31/97      8/31/96      8/31/95      8/31/94*     10/31/93
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                   0.031        0.032        0.031        0.032         0.018        0.022
 Less Distributions:
  Dividends from Net
  Investment Income                       0.031        0.032        0.031        0.032         0.018        0.022
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                              3.17%        3.19%        3.12%        3.29%         1.79%        2.21%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                          $133,377     $104,759     $145,221     $148,436      $229,306     $225,791
-----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        0.53%        0.53%        0.58%        0.56%         0.55%#       0.55%
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     3.10%        3.13%        3.08%        3.21%         2.11%#       2.16%
-----------------------------------------------------------------------------------------------------------------
Ratio of Expenses without
waivers and assumption of
expenses to Average Net Assets            0.53%        0.53%        0.73%        0.84%         0.78%#       0.79%
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         3.10%        3.13%        2.92%        2.93%         1.89%#       1.92%
-----------------------------------------------------------------------------------------------------------------

*In 1994 the Tax Free Money Market Fund changed its fiscal year-end from October
 31 to August 31.
#Short periods have been annualized.

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












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

HOW TO REACH US

More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-742-2111 or writing to:

Warner Asset Management, Inc.
20206 Route 19
Suite 300
Cranberry Township, PA 16066-6106


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC
20549-6009 1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039